Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2023	2022	2021
Domestic	$(13,001)	$(11,150)	$(8,176)
Foreign	177,510	175,690	140,867

Profit before income taxes	$164,509	$164,540	$132,691

Income Tax Expense
The Company’s income tax expense consists of the following:

	Year ended March 31,
	2023	2022	2021
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	36,245	37,579	31,326

	36,245	37,579	31,326

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(9,044)	(5,140)	(1,252)

	(9,044)	(5,140)	(1,252)

Income tax expense	$27,201	$32,439	$30,074

Income Taxes Recognized Directly in Equity
Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2023	2022	2021
Current taxes:
Excess tax deductions related to share-based payments	(798)	(1,062)	(729)

	$(798)	$(1,062)	$(729)

Deferred taxes:
Excess tax deductions related to share-based payments	(1,909)	(877)	(1,640)

	$(1,909)	$(877)	$(1,640)

Total income tax recognized directly in equity	$(2,707)	$(1,939)	$(2,369)

Income Taxes Recognized in Other Comprehensive Income
Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2023	2022	2021
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	(4,344)	2,698	1,089
Pension liability	67	148	(248)

Total income tax recognized directly in other comprehensive income	$(4,277)	$2,846	$841

Reconciliation of Estimated Income Tax to Provision for Income Taxes
The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2023	2022	2021
Profit before income taxes	$164,509	$164,540	$132,691
Income tax expense at tax rates applicable to individual entities	51,524	50,954	41,268
Effect of:
Items not deductible for tax	1,412	358	401
Exempt income	(20,092)	(20,557)	(11,340)
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	279	2,183	106
Recognition of unutilized tax benefits / Unrecognized losses utilized	(1,745)	(56)	(472)
Temporary difference that will reverse during tax holiday period	—	2,828	1,139
Change in tax rate and law	(841)	(160)	1,228
State taxes	395	345	458
Employment related tax incentive	(2,239)	(2,123)	(1,734)
Others, net	(1,492)	(1,333)	(980)

Income tax expense	$27,201	$32,439	$30,074

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses
Deferred taxes for the year ended March 31, 2023 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance

Deferred tax assets:
Property and equipment	$6,527	$223	$(95)	$—	$—	$(667)	$5,988
Net operating loss carry forward	932	602	(760)	—	—	(93)	681
Accruals deductible on actual payment	12,002	1,419	(144)	—	(67)	(1,016)	12,194
Share-based compensation expense	24,930	—	6,756	1,909	—	(1,315)	32,280
Others	754	82	(355)	—	—	(55)	426

Total deferred tax assets	$45,145	$2,326	$5,402	$1,909	$(67)	$(3,146)	$51,569

Deferred tax liabilities:
Intangible assets	11,983	31,688	(2,713)	—	—	(480)	40,478
Unrealized gain/(loss) on cash flow hedging and investments	3,854	—	(146)	—	(4,344)	(374)	(1,010)
Others	3,833	—	(784)	—	—	(297)	2,752

Total deferred tax liabilities	$19,670	$31,688	$(3,643)	$—	$(4,344)	$(1,151)	$42,220

Net deferred tax assets/(liabilities)	$25,475	$(29,362)	$9,045	$1,909	$4,277	$(1,995)	$9,349

Deferred taxes for the year ended March 31, 2022 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$6,188	$237	$254	$—	$—	$(152)	$6,527
Net operating loss carry forward	1,249	—	(294)	—	—	(23)	932
Accruals deductible on actual payment	10,549	153	1,743	—	(148)	(295)	12,002
Share-based compensation expense	21,036	—	3,678	877	—	(661)	24,930
Others	799	—	(33)	—	—	(12)	754

Total deferred tax assets	$39,821	$390	$5,348	$877	$(148)	$(1,143)	$45,145

Deferred tax liabilities:
Intangible assets	11,967	1	32	—	—	(17)	11,983
Unrealized gain/(loss) on cash flow hedging and investments	1,387	—	(117)	—	2,698	(114)	3,854
Others	3,674	—	293	—	—	(134)	3,833

Total deferred tax liabilities	$17,028	$1	$208	$—	$2,698	$(265)	$19,670

Net deferred tax assets/(liabilities)	$22,793	$389	$5,140	$877	$(2,846)	$(878)	$25,475

Deferred taxes for the year ended March 31, 2021 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance

Deferred tax assets:
Property and equipment	$5,592	$—	$40	$—	$—	$556	$6,188
Net operating loss carry forward	779	—	417	—	—	53	1,249
Accruals deductible on actual payment	9,825	—	(120)	—	248	596	10,549
Share-based compensation expense	16,101	—	1,861	1,640	—	1,434	21,036
Minimum alternate tax	629	—	(654)	—	—	25	—
Others	130	—	610	—	—	59	799

Total deferred tax assets	$33,056	$—	$2,154	$1,640	$248	$2,723	$39,821

Deferred tax liabilities:
Intangible assets	11,437		312	—	—	218	11,967
Unrealized gain/(loss) on cash flow hedging and investments	352	—	(52)	—	1,089	(2)	1,387
Others	2,380	—	642	—	—	652	3,674

Total deferred tax liabilities	$14,169	$—	$902	$—	$1,089	$868	$17,028

Net deferred tax assets/(liabilities)	$18,887	$—	$1,252	$1,640	$(841)	$1,855	$22,793

Deferred Tax Presented in Consolidated Statement of Financial Position
Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2023	March 31, 2022
Deferred tax assets	46,675	34,765
Deferred tax liabilities	(37,326)	(9,290)

Net deferred tax assets	$9,349	$25,475